Label		Element	Value
Risk Return Abstract		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Jul. 29, 2015
Registrant Name		dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key		dei_EntityCentralIndexKey	0001537140
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	nlft
Document Creation Date		dei_DocumentCreationDate	Jul. 29, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jul. 29, 2015
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
Discretionary Managed Futures Strategy Fund
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks positive absolute returns.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	111.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by using two principal strategies:

•	"Managed Futures" Strategy
•	"Fixed Income" Strategy

The Managed Futures strategy is designed to capture returns related to the commodity and financial futures markets by investing primarily in securities of limited partnerships, corporations, limited liability companies (including individual share classes therein) and other types of pooled investment vehicles (collectively, "Underlying Pools"). Each Underlying Pool invests according to a managed futures sub-strategy that takes long and short positions in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. Managed futures sub-strategies may include investment styles such as (i) discretionary macro investing based on economic fundamentals and value and (ii) specialized approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities. While not expected to be the primary investment style, the managed futures sub-strategies may also include some systematic trading. When Underlying Pools use leverage, the Fund will experience more volatility. Managed Futures strategy investments will be made without restriction as to issuer capitalization, country, or currency, which may include exposure to foreign futures markets.

The Fund executes its Managed Futures strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary"); however, the Fund may also make Managed Futures investments outside of the Subsidiary. The Subsidiary invests the majority of its assets in Underlying Pools; however, the Subsidiary may also make investments outside of the Underlying Pools including foreign currency transactions and futures on foreign currencies transactions. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The Fund’s adviser anticipates allocating approximately 25% of Fund assets to the Managed Futures strategy and approximately 75% to the Fixed Income strategy. However, as market conditions change, ranges may change.

The Fixed Income strategy is designed to generate interest income and capital appreciation with the objective to diversify the returns under the Managed Futures strategy. The Fixed Income strategy will invest in a variety of investment grade, domestic fixed income securities. The Fixed Income strategy’s portfolio will maintain an average maturity that ranges between short-term (less than 1 year) and intermediate-term (4-7 years). The Fixed Income strategy will invest in investment grade securities, which the Fund defines as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if, unrated determined to be of comparable quality.

The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by using two principal strategies:
•	"Managed Futures" Strategy
•	"Fixed Income" Strategy

Risk [Heading]		rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investment in securities as well the Fund’s indirect risks through investing in Underlying Pools and the Subsidiary.

  Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.
  Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.
  Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.
  Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.
  Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.
  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
  Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk: Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and; therefore, amplify the effects of market volatility on the Fund's share price.
  Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
  Management Risk: The adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.
  Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
  Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
  Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Pools will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.
  Underlying Pool Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund as an investor in Underlying Pools. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Pool manager. Those performance based fees will be paid by the Underlying Pool to each manager without regard to the performance of other Underlying Pools (notwithstanding that a single manager may be employed by two or more Underlying Pools) and the Fund's overall profitability. Underlying Pools are subject to specific risks, depending on the nature of the fund. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.
  Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]		rr_RiskLoseMoney	There is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus

As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class N shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund’s Class N shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and daily net asset value per share (“NAV”) is available at no cost by visiting www.futexfund.com or by calling 1-888-985-9750.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-888-985-9750
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.futexfund.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class N Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did*)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter:	9/30/14	2.15%
Worst Quarter:	12/31/14	(0.08)%
The calendar year-to-date total return of the Fund’s Class N shares as of June 30, 2015, was 0.19%.
Year to Date Return, Label		rr_YearToDateReturnLabel	The calendar year-to-date total return of the Fund’s Class N shares as of June 30, 2015, was 0.19%.
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.19%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	2.15%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(0.08%)
Performance Table Heading		rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Discretionary Managed Futures Strategy Fund | Class N
Risk Return Abstract		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	futex
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 90 days)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	[1]	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Underlying Pool Incentive Fees		rr_Component1OtherExpensesOverAssets	1.60%
Underlying Pool Management Fees and Other Expenses		rr_Component2OtherExpensesOverAssets	1.61%
Fund Expenses		rr_Component3OtherExpensesOverAssets	0.83%
Other Expenses	[2]	rr_OtherExpensesOverAssets	4.04%
Acquired Fund Fees and Expense	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.56%
Fee Waiver and Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		rr_NetExpensesOverAssets	5.22%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 521
3 Years		rr_ExpenseExampleYear03	1,625
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,716
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 5,390
Annual Return 2014	[5]	rr_AnnualReturn2014	5.25%
1 Year	[6]	rr_AverageAnnualReturnYear01	5.25%
Since Inception	[6]	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Sep. 03, 2013
Discretionary Managed Futures Strategy Fund | After Taxes on Distributions | Class N
Risk Return Abstract		rr_RiskReturnAbstract
1 Year	[6]	rr_AverageAnnualReturnYear01	4.94%
Since Inception	[6]	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Sep. 03, 2013
Discretionary Managed Futures Strategy Fund | After Taxes on Distributions and Sales | Class N
Risk Return Abstract		rr_RiskReturnAbstract
1 Year	[6]	rr_AverageAnnualReturnYear01	2.97%
Since Inception	[6]	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Sep. 03, 2013
Discretionary Managed Futures Strategy Fund | S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	13.69%
Since Inception		rr_AverageAnnualReturnSinceInception	21.20%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 03, 2013

[1]	Restated to reflect current contractual management fees.
[2]	Other Expenses include other expenses of the Fund, in addition to the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and the expenses incurred by the commodity pools in which the Subsidiary invests (each an "Underlying Pool"), as reflected in the Fund's consolidated financial statements for the most recently completed fiscal year. Underlying Pools in which the Subsidiary invests may pay management fees and/or incentive fees to the Commodity Trading Advisors (CTAs) with whom they contract. Positive performance of an Underlying Pool will have the effect of increasing Underlying Pool Incentive Fees . More information regarding the Subsidiary and investments made in Underlying Pools to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus.
[3]	Acquired Fund Fees and Expenses are the estimated indirect costs of investing in other investment companies and do not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
[4]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2016, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.99% of average daily net assets attributable to Class N shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.
[5]	While the Fund does not currently have a sales load, prior to July 29, 2015, Class N shares were subject to a maxiumum sales load imposed on purchases of 5.75%.
[6]	Returns do not reflect any sales loads and would be lower if they did. Class N shares do not currently have any sales load; however prior to July 29, 2015, Class N shares were subject to a maxiumum sales load imposed on purchases of 5.75%.